Quarterly Holdings Report
for
Fidelity® New York Municipal Income Fund
April 30, 2025
NFY-NPRT1-0625
1.800351.121
Municipal Securities - 97.6%
	Principal Amount (a)	Value ($)
New Jersey,New York - 9.7%
Transportation - 9.7%
Port Auth NY & NJ 4% 7/15/2036 (b)	3,000,000	2,960,630
Port Auth NY & NJ 4% 7/15/2038 (b)	1,000,000	973,226
Port Auth NY & NJ 4% 7/15/2040 (b)	2,000,000	1,885,520
Port Auth NY & NJ 4% 7/15/2045 (b)	8,000,000	7,251,868
Port Auth NY & NJ 4% 7/15/2050 (b)	2,900,000	2,545,194
Port Auth NY & NJ 5% 7/15/2032 (b)	1,500,000	1,572,109
Port Auth NY & NJ 5.375% 3/1/2028	3,190,000	3,309,036
Port Auth NY & NJ Series 193, 5% 10/15/2028 (b)	2,015,000	2,023,191
Port Auth NY & NJ Series 202, 5% 10/15/2036 (b)	5,455,000	5,490,748
Port Auth NY & NJ Series 223, 5% 7/15/2056 (b)	8,850,000	8,824,373
Port Auth NY & NJ Series 224, 5% 7/15/2056	6,795,000	6,933,211
Port Auth NY & NJ Series 227, 2% 10/1/2031 (b)	6,295,000	5,238,647
Port Auth NY & NJ Series 227, 2% 10/1/2034 (b)	4,380,000	3,290,555
Port Auth NY & NJ Series 234, 5% 8/1/2038 (b)	1,750,000	1,817,588
Port Auth NY & NJ Series 234, 5% 8/1/2039 (b)	1,500,000	1,548,491
Port Auth NY & NJ Series 234, 5.25% 8/1/2040 (b)	2,000,000	2,097,116
Port Auth NY & NJ Series 238, 5% 7/15/2035 (b)	8,475,000	8,975,726
Port Auth NY & NJ Series 238, 5% 7/15/2036 (b)	7,060,000	7,434,620
Port Auth NY & NJ Series 238, 5% 7/15/2037 (b)	4,235,000	4,438,159
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 4% 11/1/2047 (b)	11,280,000	9,960,496
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 5% 11/1/2030 (b)	1,130,000	1,177,457
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 5% 11/1/2036 (b)	4,820,000	4,933,224
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 5% 11/1/2044 (b)	5,080,000	5,117,819
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 4% 9/1/2037 (b)	4,000,000	3,802,760
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 4% 9/1/2039 (b)	1,920,000	1,827,201
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 4% 9/1/2043 (b)	6,500,000	5,959,788
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 5% 9/1/2033 (b)	2,005,000	2,068,516
Port Auth NY & NJ Series TWO HUNDREDSEVENTEEN, 5% 11/1/2044	1,000,000	1,029,023
		114,486,292
TOTAL NEW JERSEY,NEW YORK		114,486,292
New York - 87.0%
Education - 8.0%
Dutchess Cnty NY Loc Dev Corp Rev (Culinary Institute of America Proj.) 5% 7/1/2026	850,000	861,886
Dutchess Cnty NY Loc Dev Corp Rev (Culinary Institute of America Proj.) 5% 7/1/2030	1,100,000	1,136,314
Dutchess Cnty NY Loc Dev Corp Rev (Culinary Institute of America Proj.) 5% 7/1/2035	855,000	873,112
Dutchess Cnty NY Loc Dev Corp Rev (Marist College Proj.) 5% 7/1/2027	350,000	350,958
Dutchess Cnty NY Loc Dev Corp Rev (Marist College Proj.) 5% 7/1/2029	725,000	726,605
Dutchess Cnty NY Loc Dev Corp Rev (Marist College Proj.) 5% 7/1/2032	2,660,000	2,664,881
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2025	400,000	400,318
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2026	550,000	558,806
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2028	155,000	161,694
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2030	200,000	213,071
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2032	200,000	213,253
Hempstead Town NY Local Dev Corp Rev (Hofstra Univ, NY Proj.) Series 2021 A, 3% 7/1/2051	14,635,000	10,067,092
Hempstead Town NY Local Dev Corp Rev (Molloy College Proj.) 5% 7/1/2032	740,000	751,302
Hempstead Town NY Local Dev Corp Rev (Molloy College Proj.) 5% 7/1/2033	475,000	481,223
New York St Dorm Auth Revs (New York Univ, NY Proj.) 5.5% 7/1/2040 (Ambac Assurance Corp Insured)	3,000,000	3,414,448
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 5% 7/1/2032	1,500,000	1,544,381
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) 5% 7/1/2041	2,500,000	2,514,122
New York St Dorm Auth Revs Non St Supportd Debt (State University of New York Proj.) Series 2017 A, 5% 7/1/2032	1,500,000	1,538,662
New York St Dorm Auth Revs Non St Supportd Debt (State University of New York Proj.) Series 2017 A, 5% 7/1/2034	3,000,000	3,058,526
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 4% 7/1/2049	2,500,000	2,080,084
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2035	1,425,000	1,487,975
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2036	1,495,000	1,551,418
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2037	785,000	810,273
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2038	500,000	513,703
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2039	865,000	885,661
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2040	915,000	933,670
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2041	830,000	842,462
New York St Dorm Auth Revs Non St Supported Debt (Brooklyn Law School NY Proj.) Series 2019 A, 5% 7/1/2033	5,800,000	5,964,868
New York St Dorm Auth Revs Non St Supported Debt (Iona College (Ny) Proj.) Series 2021 A, 5% 7/1/2046	1,025,000	1,022,913
New York St Dorm Auth Revs Non St Supported Debt (Iona College (Ny) Proj.) Series 2021 A, 5% 7/1/2051	3,040,000	2,968,949
New York St Dorm Auth Revs Non St Supported Debt (New York Univ, NY Proj.) Series 2019A, 5% 7/1/2038	3,440,000	3,578,707
New York St Dorm Auth Revs Non St Supported Debt (New York Univ, NY Proj.) Series 2021 A, 3% 7/1/2041	1,000,000	811,800
New York St Dorm Auth Revs Non St Supported Debt (Pace Univ, NY Proj.) Series 2024 A, 5.5% 5/1/2049	1,500,000	1,572,203
New York St Dorm Auth Revs Non St Supported Debt (Pace Univ, NY Proj.) Series 2024 A, 5.5% 5/1/2056	2,985,000	3,113,145
New York St Dorm Auth Revs Non St Supported Debt (Rochester N Y Inst Technology Proj.) Series 2020 A, 5% 7/1/2040	1,265,000	1,305,196
New York St Dorm Auth Revs Non St Supported Debt (St Johns Univ, NY Proj.) 4% 7/1/2048	4,000,000	3,427,473
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 4% 7/1/2046	4,625,000	4,020,964
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2035	1,095,000	1,073,061
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2047	5,625,000	4,878,139
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	6,500,000	6,703,280
New York State Dormitory Authority (Fordham University Proj.) Series 2016 A, 5% 7/1/2033	800,000	811,516
New York State Dormitory Authority (Fordham University Proj.) Series 2016 A, 5% 7/1/2034	650,000	658,687
New York State Dormitory Authority (Fordham University Proj.) Series 2016 A, 5% 7/1/2035	500,000	506,297
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2036	425,000	400,048
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2037	275,000	255,316
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2038	510,000	466,511
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2039	650,000	587,552
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2040	600,000	534,980
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2025	235,000	235,203
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2027	815,000	832,503
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2028	855,000	879,416
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2031	340,000	352,799
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2032	265,000	273,599
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2033	300,000	307,984
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2034	300,000	307,110
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2035	400,000	408,076
Onondaga NY Civic Dev Corp (Syracuse University, NY Proj.) 5% 12/1/2035	1,110,000	1,181,682
Saratoga Cnty NY Cap Resource Corp Rev (Skidmore College, NY Proj.) 4% 7/1/2050	1,500,000	1,337,636
Troy NY Cap Resource Corp Rev (Rensselaer Polytechnic Institute Proj.) 5% 8/1/2032	1,000,000	1,007,652
Troy NY Cap Resource Corp Rev (Rensselaer Polytechnic Institute Proj.) Series 2020A, 5% 9/1/2036	1,500,000	1,549,540
		93,970,705
Electric Utilities - 1.8%
Long Island Pwr Auth NY Elec 5% 9/1/2034	1,700,000	1,823,568
Long Island Pwr Auth NY Elec 5% 9/1/2035	1,200,000	1,280,732
Long Island Pwr Auth NY Elec 5% 9/1/2037	500,000	527,096
Long Island Pwr Auth NY Elec 5% 9/1/2038	1,450,000	1,519,408
Long Island Pwr Auth NY Elec 5% 9/1/2039	1,750,000	1,856,361
Long Island Pwr Auth NY Elec 5% 9/1/2040	1,915,000	2,030,525
Long Island Pwr Auth NY Elec 5% 9/1/2041	2,100,000	2,204,435
Long Island Pwr Auth NY Elec 5% 9/1/2042	2,375,000	2,467,508
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2038	1,275,000	1,364,468
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2039	1,375,000	1,449,970
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2040	1,500,000	1,581,180
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2041	1,375,000	1,436,087
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2042	2,000,000	2,069,133
		21,610,471
Escrowed/Pre-Refunded - 0.0%
New York St Dorm Auth St Pers Income Tax Rev Series 2017 A, 5% 2/15/2037 (Pre-refunded to 2/15/2027 at 100)	5,000	5,169
General Obligations - 13.5%
Brighton Central School District 2.125% 6/15/2032	1,000,000	858,518
Bronxville Union Free School District Series 2019, 2% 9/15/2032	1,000,000	844,847
City of New York NY Gen. Oblig. 3% 3/1/2051 (Build America Mutual Assurance Co Insured)	5,825,000	3,979,366
City of New York NY Gen. Oblig. 4% 8/1/2034	3,250,000	3,274,253
City of New York NY Gen. Oblig. 5% 3/1/2043	1,500,000	1,555,590
City of New York NY Gen. Oblig. 5% 4/1/2030	4,490,000	4,856,092
City of New York NY Gen. Oblig. 5% 8/1/2030	11,250,000	12,218,698
City of New York NY Gen. Oblig. 5% 8/1/2047	18,895,000	19,347,630
City of New York NY Gen. Oblig. 5.5% 4/1/2046	1,790,000	1,936,634
City of New York NY Gen. Oblig. Series 2018 F 1, 3.375% 4/1/2038	490,000	444,653
City of New York NY Gen. Oblig. Series 2018 F 1, 5% 4/1/2045	8,485,000	8,609,141
City of New York NY Gen. Oblig. Series 2019 D1, 5% 12/1/2041	4,305,000	4,422,241
City of New York NY Gen. Oblig. Series 2019 D1, 5% 12/1/2044	9,810,000	10,002,282
City of New York NY Gen. Oblig. Series 2023 SUB F 1, 5% 8/1/2037	1,000,000	1,085,406
City of New York NY Gen. Oblig. Series FISCAL 2020 D 1, 4% 3/1/2044	1,475,000	1,342,921
City of New York NY Gen. Oblig. Series FISCAL 2021F SUB F 1, 3% 3/1/2035	3,350,000	3,070,123
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 5.25% 5/1/2038	5,000,000	5,426,901
County of Onondaga NY Gen. Oblig. Series 2018, 3.375% 4/15/2036	1,020,000	956,857
County of Onondaga NY Gen. Oblig. Series 2020, 2% 10/15/2034	1,295,000	1,032,575
Farmingdale NY Ufsd 2% 9/15/2036	330,000	249,471
Islip NY Gen. Oblig. 2% 5/1/2033	345,000	285,832
Islip NY Gen. Oblig. 2% 5/1/2037	1,575,000	1,169,947
Kingston NY City Sch Dist Series 2021, 2% 6/15/2035	425,000	332,076
Mahopac NY Cent Scd 1.7% 6/1/2035	635,000	467,494
Massapequa NY Un Free Sch Dist 2% 10/1/2032	1,745,000	1,472,587
Massapequa NY Un Free Sch Dist 2% 10/1/2033	1,775,000	1,463,643
New Rochelle NY City Sch Dist 2% 6/15/2033	2,625,000	2,167,709
New Rochelle NY Gen. Oblig. 2% 2/15/2034	590,000	479,146
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2052	5,610,000	5,739,993
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5.25% 7/15/2036	8,095,000	8,430,948
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2019 S 1, 5% 7/15/2043	1,715,000	1,739,728
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series FISCAL 2022 SUB S 1A, 3% 7/15/2039	1,690,000	1,413,108
New York NY City Transitional Fin Auth Rev Series FISCAL 2023B SUB B 1, 5.25% 11/1/2037	6,120,000	6,707,984
North Hempstead NY Gen. Oblig. 2.9% 9/15/2033	850,000	769,885
Orange County NY Gen. Oblig. Series 2016 A, 2.25% 3/15/2033	250,000	213,833
Orange County NY Gen. Oblig. Series 2021 A, 2% 6/15/2029	250,000	228,865
Pearl River Union Free School District 2% 6/1/2036	650,000	495,061
Pelham NY Un Free Sch Dist 2% 11/1/2031	2,180,000	1,877,421
Pelham NY Un Free Sch Dist 2% 11/1/2032	1,445,000	1,213,220
Pelham NY Un Free Sch Dist 2% 11/1/2033	530,000	433,334
Pelham NY Un Free Sch Dist 2% 11/1/2034	2,015,000	1,604,693
Pelham NY Un Free Sch Dist 2% 11/1/2035	2,225,000	1,724,854
Port Chester-Rye NY 2% 6/1/2036	1,925,000	1,459,887
Saratoga Cnty NY Gen. Oblig. Series 2016, 3.125% 7/15/2036	1,510,000	1,351,159
Suffolk Cnty NY Gen. Oblig. Series 2021 A, 2% 6/15/2033	7,555,000	6,263,469
Suffolk Cnty NY Gen. Oblig. Series 2021 A, 2% 6/15/2034	7,105,000	5,712,394
Suffolk Cnty NY Gen. Oblig. Series 2022 C, 4% 9/1/2036	2,000,000	2,054,998
Uniondale Uni Free Sch Dist NY 1.75% 5/1/2033	3,385,000	2,708,027
Uniondale Uni Free Sch Dist NY 1.75% 5/1/2034	3,810,000	2,929,260
Village of Dobbs Ferry NY Gen. Oblig. 2.65% 10/15/2033	325,000	286,216
West Islip NY Un Free Sch Dist Series 2020, 2% 6/15/2032	2,880,000	2,442,123
Westchester Cnty NY Gen. Oblig. Series 2021 A, 2% 10/15/2032	3,990,000	3,429,032
Westchester Cnty NY Gen. Oblig. Series 2021 A, 2% 10/15/2033	570,000	477,146
Yonkers NY 2% 2/15/2041 (Assured Guaranty Municipal Corp Insured)	1,000,000	635,946
Yonkers NY Gen. Oblig. Series 2019A, 4% 5/1/2034 (Build America Mutual Assurance Co Insured)	1,500,000	1,517,208
Yonkers NY Gen. Oblig. Series 2019A, 5% 5/1/2033 (Build America Mutual Assurance Co Insured)	1,000,000	1,065,825
Yonkers NY Series 2021 B, 4% 2/15/2037	1,200,000	1,206,582
		159,484,832
Health Care - 10.3%
Brookhaven NY Loc Dev Corp Rev (Active Retirement Cmty, Inc Proj.) 4% 11/1/2045	1,000,000	878,508
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2025	590,000	589,861
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2026	450,000	449,831
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2027	600,000	599,876
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2028	360,000	359,078
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2029	300,000	298,027
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2030	575,000	568,143
Dutchess Cnty NY Loc Dev Corp Rev (Nuvance Health Proj.) 5% 7/1/2046	9,025,000	8,894,006
Monroe Cnty NY Indl Dev Corp (Highland Hospital Proj.) Series 2020, 3% 7/1/2050	4,265,000	3,082,739
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital Proj.) 5% 12/1/2031	1,595,000	1,619,262
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital Proj.) 5% 12/1/2034	760,000	768,297
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital Proj.) 5% 12/1/2035	700,000	706,992
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital Proj.) 5% 12/1/2036	700,000	706,110
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital,Ny Proj.) Series 2020 A, 4% 12/1/2046	2,500,000	2,168,400
Nassau Cnty NY Local Economic Assist Corp Rev (Catholic Hlth Svs of Li Grp Proj.) Series 2014B, 5% 7/1/2027	1,000,000	1,000,641
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) 5% 12/1/2028 (c)	4,000,000	3,995,650
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) Series 2017, 5% 12/1/2032 (c)	4,000,000	3,947,041
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 4% 7/1/2040	1,000,000	869,201
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 4% 7/1/2045	3,750,000	3,120,858
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2026	545,000	547,369
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2027	390,000	393,263
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2028	465,000	469,218
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2029	750,000	756,242
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2030	1,475,000	1,482,882
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2032	1,540,000	1,540,788
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2034	1,300,000	1,288,196
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2035	600,000	591,765
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2036	500,000	490,173
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2041	1,345,000	1,299,751
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 2% 7/1/2033	7,600,000	6,472,197
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Obligated Group Proj.) Series 2018 A, 5% 8/1/2035	3,800,000	3,827,420
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Obligated Group Proj.) Series 2020A, 4% 9/1/2050	7,120,000	5,868,007
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Obligated Group Proj.) Series 2024, 5.5% 11/1/2044	1,200,000	1,257,110
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Obligated Group Proj.) Series 2024, 5.5% 11/1/2047	1,025,000	1,063,278
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) 5% 7/1/2035	1,000,000	1,130,219
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) 5% 7/1/2036	575,000	649,393
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) Series 2020A, 3% 7/1/2048	5,000,000	3,762,587
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) Series 2020A, 4% 7/1/2053	5,805,000	4,965,207
New York St Dorm Auth Revs Non St Supported Debt (White Plains Hosp Proj.) Series 2024, 5.25% 10/1/2049	7,000,000	7,069,056
New York State Dormitory Authority (Garnet Hlth Med Ctr Proj.) 5% 12/1/2027 (c)	1,200,000	1,199,935
New York State Dormitory Authority (Northwell Health Proj.) Series 2015A, 5% 5/1/2030	3,450,000	3,450,000
New York State Dormitory Authority (Northwell Health Proj.) Series 2015A, 5% 5/1/2031	11,000,000	11,000,000
Niagara NY Area Dev Corp Rev (Catholic Health System Proj.) 5% 7/1/2052	3,000,000	2,768,875
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2037 (Assured Guaranty Municipal Corp Insured)	1,000,000	969,891
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2038 (Assured Guaranty Municipal Corp Insured)	1,000,000	962,926
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2049 (Assured Guaranty Municipal Corp Insured)	11,305,000	9,975,726
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2030 (Assured Guaranty Municipal Corp Insured)	755,000	795,636
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2031 (Assured Guaranty Municipal Corp Insured)	545,000	573,294
Onondaga NY Civic Dev Corp (Crouse-Irving Hospital, NY Proj.) Series 2024 A, 5.125% 8/1/2044	1,000,000	872,468
Onondaga NY Civic Dev Corp (Crouse-Irving Hospital, NY Proj.) Series 2024 A, 5.375% 8/1/2054	1,250,000	1,094,549
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (c)	3,500,000	2,790,219
Westchester County Local Development Corp (New York Blood Ctr Proj.) Series 2024, 5% 7/1/2035	3,500,000	3,738,283
Westchester County Local Development Corp (New York Blood Ctr Proj.) Series 2024, 5% 7/1/2038	2,000,000	2,102,154
		121,840,598
Housing - 6.5%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2017 G 1, 3.45% 11/1/2037	1,730,000	1,552,058
New York City Housing Development Corp Series 2022 A, 2.5% 11/1/2042 (d)	1,500,000	1,227,084
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2021 D 1, 2.4% 11/1/2041	2,740,000	1,955,450
New York St Hsg Fin Agy (New York St Hsg Fin Agy Rev Proj.) Series 2017K, 3% 11/1/2032	1,500,000	1,401,624
New York St Hsg Fin Agy (New York St Hsg Fin Agy Rev Proj.) Series 2017K, 3.3% 11/1/2037	1,800,000	1,582,262
New York St Hsg Fin Agy (New York St Hsg Fin Agy Rev Proj.) Series 2019 I, 3.25% 11/1/2052	5,000,000	3,701,584
New York St Hsg Fin Agy Series 2019 I, 3.15% 11/1/2044	1,500,000	1,196,283
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 G 1 B, 3.05% 5/1/2050	4,270,000	3,075,378
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3% 11/1/2044	8,030,000	6,231,960
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	9,115,000	6,609,393
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2020 A 1 C, 2.8% 11/1/2045	1,000,000	716,947
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 C 1, 2.25% 11/1/2041	2,700,000	1,902,514
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 C 1, 2.4% 11/1/2046	2,535,000	1,633,175
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.1% 11/1/2036	2,000,000	1,521,752
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.25% 11/1/2041	10,000,000	7,046,350
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	1,000,000	644,250
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 I, 2.45% 11/1/2041	6,200,000	4,468,033
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 I, 2.65% 11/1/2046	7,135,000	4,806,300
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 I, 2.7% 11/1/2051	8,285,000	5,437,984
NY City Hsg Dev Corp Multifamily Hsg Rev Series 2021 G 1, 1.5% 11/1/2041	1,050,000	737,407
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) 3.5% 10/1/2050 (b)	5,835,000	5,755,630
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (b)	2,740,000	2,711,947
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 223, 3.5% 4/1/2049	705,000	700,783
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 227, 2.5% 10/1/2047	12,730,000	8,227,787
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 232, 5% 10/1/2028 (b)	1,680,000	1,739,018
		76,582,953
Industrial Development - 2.7%
Liberty NY Dev Corp Rev (Goldman Sachs Group Inc/The Proj.) 5.25% 10/1/2035	11,440,000	12,769,526
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2051	3,000,000	2,996,564
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	9,000,000	8,932,005
New York Liberty Dev Corp (One Bryant Part LLC Proj.) Series 2019 CL 1, 2.45% 9/15/2069	8,000,000	7,404,118
		32,102,213
Lease Revenue - 0.2%
Clinton County Capital Resource Corp (Cves Boces Proj.) Series 2025, 4.5% 7/1/2040 (c)	1,100,000	1,082,206
Clinton County Capital Resource Corp (Cves Boces Proj.) Series 2025, 4.75% 7/1/2043 (c)	1,100,000	1,060,385
		2,142,591
Other - 0.9%
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2054	7,500,000	7,803,869
New York St Dorm Auth Revs Non St Supported Debt (Rockefeller Univ, NY Proj.) 5% 7/1/2050	3,000,000	3,044,056
		10,847,925
Special Tax - 26.1%
Erie Cnty NY Fiscal Stability Auth 5% 9/1/2033	525,000	539,841
Erie Cnty NY Fiscal Stability Auth 5% 9/1/2034	850,000	872,589
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 3.5% 2/15/2038	405,000	370,801
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2038	5,000,000	5,481,300
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2041	2,000,000	2,149,543
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.5% 5/1/2052	5,000,000	5,351,844
New York City Transitional Finance Authority 5% 11/1/2032	8,450,000	9,368,089
New York City Transitional Finance Authority 5.5% 11/1/2051	10,500,000	11,288,139
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 3% 1/1/2037 (Assured Guaranty Municipal Corp Insured)	3,070,000	2,661,962
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 3% 1/1/2046 (Assured Guaranty Municipal Corp Insured)	9,945,000	7,073,782
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2020 A, 3% 3/1/2049	5,700,000	4,064,192
New York NY City Transitional Fin Auth Rev 4% 11/1/2038	1,500,000	1,462,962
New York NY City Transitional Fin Auth Rev 4% 8/1/2038	1,340,000	1,309,698
New York NY City Transitional Fin Auth Rev Series 2016, 3.25% 8/1/2035	325,000	304,339
New York NY City Transitional Fin Auth Rev Series 2018 B 1, 5% 8/1/2034	3,000,000	3,055,037
New York NY City Transitional Fin Auth Rev Series 2018 C 2, 5% 5/1/2037	4,690,000	4,814,812
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 3% 5/1/2046	4,200,000	3,106,226
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2047	1,000,000	908,017
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2040	5,115,000	5,457,699
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2041	8,000,000	8,496,910
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2048 (Pre-refunded to 9/15/2028 at 100)	5,000	5,330
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 A, 5% 3/15/2042	9,940,000	10,102,454
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 A, 5% 3/15/2043	9,940,000	10,076,014
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 C, 5% 3/15/2035	18,870,000	19,567,287
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 C, 5% 3/15/2043	6,185,000	6,269,632
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 E, 5% 3/15/2044	5,000,000	5,067,612
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 E, 5% 3/15/2048	12,695,000	12,810,735
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2030	6,235,000	6,739,266
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2037	11,970,000	13,312,070
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	10,285,000	7,269,691
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019A, 5% 3/15/2046	7,500,000	7,644,543
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2020A, 3% 3/15/2038	1,590,000	1,351,413
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2020A, 3% 3/15/2039	5,000,000	4,234,036
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 5% 3/15/2049	6,500,000	6,637,146
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2037	3,700,000	3,652,514
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2039	735,000	707,928
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 4% 3/15/2039	1,000,000	963,167
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2041	5,000,000	5,276,257
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2037	2,625,000	2,854,471
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2038	1,645,000	1,772,920
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2039	2,100,000	2,258,098
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2042	10,250,000	10,886,502
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2043	10,830,000	11,020,002
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2049	3,165,000	2,838,743
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 5% 3/15/2042	2,175,000	2,259,782
New York State Urban Development Corp (New York State Pit Proj.) Series 2022A, 5% 3/15/2040	8,000,000	8,547,844
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A 1, 3% 3/15/2050	8,945,000	6,468,580
NY Convention Ctr Dev Corp Rev 0% 11/15/2038 (e)	1,275,000	685,808
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2030	2,000,000	2,012,972
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2033	9,115,000	9,164,059
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2034	3,000,000	3,015,559
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2040	9,990,000	10,004,910
NY Convention Ctr Dev Corp Rev Series B, 0% 11/15/2030 (e)	3,400,000	2,752,653
NY Payroll Mobility Tax Series 2022D 1A, 5% 11/15/2038	10,000,000	10,766,697
NY Payroll Mobility Tax Series 2023 C, 5.25% 11/15/2039	6,000,000	6,588,215
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2036	800,000	877,477
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2038	1,125,000	1,221,110
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2039	1,545,000	1,666,589
Triborough Brdg & Tunl NY Rett Series 2025 A, 5.5% 12/1/2059	10,000,000	10,604,849
		308,092,717
Tobacco Bonds - 0.8%
Suffolk Tobacco Asset Securitization Corp NY Tobacco Settlement 4% 6/1/2050	3,000,000	2,567,696
Suffolk Tobacco Asset Securitization Corp NY Tobacco Settlement Series 2021B1, 4% 6/1/2050	4,805,000	4,397,262
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2030	2,525,000	2,565,681
		9,530,639
Transportation - 15.2%
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2031	665,000	679,043
Metropolitan Transn Auth NY Rv Series 2016 D, 5.25% 11/15/2031	500,000	512,413
Metropolitan Transn Auth NY Rv Series 2016B, 5% 11/15/2034	1,490,000	1,513,443
Metropolitan Transn Auth NY Rv Series 2016B, 5% 11/15/2035	8,375,000	8,491,718
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2029 (e)	15,820,000	13,372,616
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2032 (e)	18,000,000	13,383,050
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	5,000,000	5,174,445
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2032	925,000	953,773
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	620,000	645,066
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2030	1,015,000	1,050,412
Metropolitan Transn Auth NY Rv Series 2020 C 1, 5% 11/15/2050	1,310,000	1,313,922
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2031	1,175,000	1,199,812
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2032	730,000	744,125
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2035	600,000	601,170
New York Liberty Dev Corp (4 World Trade Center LLC Proj.) Series 2021A, 2.1% 11/15/2032	950,000	799,330
New York Liberty Dev Corp (4 World Trade Center LLC Proj.) Series 2021A, 3% 11/15/2051	5,500,000	3,787,468
New York St Brdg Auth Rev Series 2021 A, 4% 1/1/2051	1,085,000	996,480
New York St Twy Auth Gen Rev 5% 1/1/2041	9,320,000	9,333,169
New York St Twy Auth Gen Rev Series 2019 B, 3% 1/1/2053	5,405,000	3,686,059
New York St Twy Auth Gen Rev Series 2019 B, 3% 1/1/2053 (Assured Guaranty Municipal Corp Insured)	2,000,000	1,373,623
New York St Twy Auth Gen Rev Series 2019 B, 4% 1/1/2045	5,000,000	4,528,821
New York St Twy Auth Gen Rev Series N, 3% 1/1/2050	5,000,000	3,539,628
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2033 (b)	5,000,000	5,049,259
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2023, 6% 4/1/2035 (b)	5,000,000	5,455,732
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 4% 12/1/2038 (b)	600,000	557,236
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 4% 12/1/2041 (b)	1,700,000	1,520,394
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2031 (b)	1,200,000	1,251,784
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2033 (b)	1,950,000	2,020,233
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2035 (b)	1,540,000	1,582,421
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2029	1,300,000	1,375,079
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2030	500,000	533,748
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (b)	8,465,000	8,768,841
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (b)	7,500,000	7,723,991
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5% 6/30/2049 (Assured Guaranty Municipal Corp Insured) (b)	5,000,000	5,016,237
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.5% 6/30/2054 (b)	8,000,000	8,116,519
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 0% 12/31/2054 (Assured Guaranty Municipal Corp Insured) (b)(d)	9,000,000	5,514,246
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (b)	6,580,000	6,689,522
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2030 (b)	750,000	771,837
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2032 (b)	900,000	923,533
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2033 (b)	650,000	665,245
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2034 (b)	1,765,000	1,801,847
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2036 (b)	1,150,000	1,158,471
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) Series 2019A, 5% 4/1/2029 (b)	615,000	636,284
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) Series 2019A, 5% 4/1/2038 (b)	750,000	755,586
Syracuse Regional Airport Authority 4% 7/1/2035 (b)	500,000	484,179
Syracuse Regional Airport Authority 4% 7/1/2036 (b)	500,000	478,923
Syracuse Regional Airport Authority 5% 7/1/2028 (b)	1,640,000	1,683,774
Syracuse Regional Airport Authority 5% 7/1/2029 (b)	1,500,000	1,549,142
Syracuse Regional Airport Authority 5% 7/1/2030 (b)	1,500,000	1,557,043
Syracuse Regional Airport Authority 5% 7/1/2031 (b)	2,060,000	2,143,635
Syracuse Regional Airport Authority 5% 7/1/2032 (b)	1,145,000	1,187,039
Syracuse Regional Airport Authority 5% 7/1/2033 (b)	755,000	777,563
Syracuse Regional Airport Authority 5% 7/1/2034 (b)	815,000	834,360
Triborough Brdg & Tunl NY Revs 4% 11/15/2037	3,000,000	3,001,200
Triborough Brdg & Tunl NY Revs Series 2019 C, 3% 11/15/2046	5,000,000	3,764,513
Triborough Brdg & Tunl NY Revs Series 2022A, 4% 11/15/2052	3,000,000	2,696,762
Triborough Brdg & Tunl NY Revs Series 2022A, 5% 11/15/2040	2,000,000	2,120,101
Triborough Brdg & Tunl NY Revs Series 2022A, 5% 11/15/2041	2,000,000	2,104,721
Triborough Brdg & Tunl NY Revs Series 2024 A SUB A 1, 5.25% 11/15/2051	10,000,000	10,499,465
		180,450,051
Water & Sewer - 1.0%
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2018 B, 5% 6/15/2043	1,000,000	1,021,059
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2021SUB BB 1, 3% 6/15/2050	4,395,000	3,049,308
New York NY Cty Muni Wtr Fin Auth Series FISCAL2025AA SUB AA1, 5.25% 6/15/2053	6,265,000	6,609,184
Onondaga Cnty NY Wtr Auth Wtr Rev Series 2022A, 2.5% 9/15/2051	1,855,000	1,106,946
Western Nassau Cnty NY Wtr Auth Wtr Sys Rev Series 2015A, 5% 4/1/2030	350,000	350,483
		12,136,980
TOTAL NEW YORK		1,028,797,844
Puerto Rico - 0.9%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (e)	3,719,591	2,492,544
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	455,000	463,920
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,350,000	1,403,234
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	3,120,000	3,307,778
		7,667,476
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	2,375,000	2,405,184
TOTAL PUERTO RICO		10,072,660
TOTAL MUNICIPAL SECURITIES (Cost $1,210,729,152)		1,153,356,796

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (f)(g) (Cost $16,048,795)	3.31	16,045,586	16,048,795

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $1,226,777,947)	1,169,405,591
NET OTHER ASSETS (LIABILITIES) - 1.1%	12,879,040
NET ASSETS - 100.0%	1,182,284,631

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,480,620 or 1.4% of net assets.

(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	20,865,148	75,618,749	80,435,102	323,574	-	-	16,048,795	16,045,586	0.4%
Total	20,865,148	75,618,749	80,435,102	323,574	-	-	16,048,795

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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